Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 11, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	5,166,667		5,166,667	5,166,667	15,500,000
Ordinary shares, shares outstanding	5,166,667		5,166,667	5,166,667
Reverse split, description	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split